Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 0	$ 5,420,000	$ 5,420,000
UNITED STATES | State of Arizona
Total		90,000	90,000
UNITED STATES | State of Arizona One
Total		3,730,000	3,730,000
UNITED STATES | Government of the Republic of Peru
Total		730,000	730,000
UNITED STATES | Government Of United States
Total		$ 870,000	$ 870,000